Note 25 - Land Lease (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2012	$50,100
2013	50,100
2014	50,100
2015	50,100
2016	50,100
Thereafter	815,900
Total	$1,066,400